ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS - Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Statements of Cash Flows [Line Items]
Cash flows from operating activities	¥ (15,934)	$ (2,500)	¥ 4,812	¥ (10,210)
Cash flows from investing activities	107,196	16,822	(98,513)	(33,153)
Cash flows from financing activities	5,838	916	55,172	(40,620)
Cash, cash equivalents and restricted cash at beginning of year	119,645	18,774	157,600	241,508
Cash, cash equivalents and restricted cash at end of year	159,222	24,985	119,645	157,600
Reportable Legal Entities | Parent Company
Statements of Cash Flows [Line Items]
Cash flows from operating activities	21	3	(36,005)	36,738
Cash flows from financing activities			35,578	(41,179)
Net change in cash and cash equivalents	21	3	(427)	(4,441)
Cash, cash equivalents and restricted cash at beginning of year	226	36	653	5,094
Cash, cash equivalents and restricted cash at end of year	¥ 247	$ 39	¥ 226	¥ 653